Total revenue and income (Tables)	12 Months Ended
Dec. 31, 2020
Revenue [abstract]
Summary of Total Revenue and Income

	2020	2019	2018

Transaction activities and other services	1,294,294	862,254	587,289
(-) Taxes and contributions on revenue	(150,208)	(91,978)	(72,687)
Net revenue from transaction activities and other services	1,144,086	770,276	514,602
Equipment rental and subscription services	428,290	365,536	234,741
(-) Taxes and contributions on revenue	(40,257)	(33,971)	(21,062)
Net revenue from subscription services and equipment rental	388,033	331,565	213,679
Financial income	1,700,945	1,352,064	842,025
(-) Taxes and contributions on financial income	(53,928)	(64,304)	(40,703)
Financial income	1,647,017	1,287,760	801,322
Other financial income	140,687	186,367	49,578
Total revenue and income	3,319,823	2,575,968	1,579,181

Timing of revenue recognition
Recognized at a point in time	1,144,086	770,276	514,602
Recognized over time	2,175,737	1,805,692	1,064,579
Total revenue and income	3,319,823	2,575,968	1,579,181